Equity accounted investments - Not material and Capital commitments (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Summarised financial information for the Group's share of equity accounted investments which are not material
Profit for the year	R 1,623	R 1,758	R 2,623
Other comprehensive income	13	57
Equity accounted investments
Capital commitments and relating to equity accounted investments
Authorised and contracted for	2,188	3,579
Authorised but not yet contracted for	491	852
Less: expenditure to the end of year	(1,731)	(2,963)
Capital commitments	948	1,468
Immaterial equity accounted investments
Summarised financial information for the Group's share of equity accounted investments which are not material
Operating profit	233	181
Profit before tax	284	211
Taxation	(109)	(64)
Profit for the year	175	147
Other comprehensive income	R 13	R 57